ORDINARY SHARE	12 Months Ended
Dec. 31, 2023
ORDINARY SHARE
ORDINARY SHARE

14. ORDINARY SHARE

The Company’s authorized share capital is US$500,000 divided into 5,000,000,000 shares comprising of (i) 4,900,000,000 Class A ordinary shares with a par value of US$0.0001 each, (ii) 50,000,000 Class B ordinary shares with a par value of US$0.0001 each and (iii) 50,000,000 shares with a par value of US$0.0001 each of such class or classes (however designated) as the Board of Directors may determine in accordance with the Company’s Memorandum and Articles of Association.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share entitles the holder to one vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share entitles the holder to four votes on all matters subject to vote at general meetings of the Company. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

On May 17, 2021, a Class B ordinary shareholder converted 1,440,000 Class B ordinary shares to Class A ordinary shares.

As of December 31, 2022, there were 137,719,542 Class A ordinary shares and 16,542,020 Class B ordinary shares outstanding.

As of December 31, 2023, there were 138,575,010 Class A ordinary shares and 16,542,020 Class B ordinary shares outstanding.